SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Selling Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 18,798	₪ 15,058	₪ 14,316
Transportation and maintenance | ₪			15,128	12,541	11,619
Vehicles | ₪			3,377	3,908	3,564
Advertising and promotion | ₪			8,032	4,766	5,472
Depreciation and amortization | ₪			1,861	804	784
Others | ₪			8,294	6,746	6,335
Selling expenses | ₪			₪ 55,490	₪ 43,823	₪ 42,090
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 5,439
Transportation and maintenance | $		4,377
Vehicles | $		978
Advertising and promotion | $		2,324
Depreciation and amortization | $		538
Others | $		2,400
Selling expenses | $	[1]	$ 16,056

[1]	Convenience Translation into US Dollars.